Watson Wyatt Worldwide, Inc.
901 N. Glebe Road
Arlington, VA 22203
703-258-8000
(Fax) 703-258-7498

October 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Watson Wyatt Worldwide, Inc. - 2008 Preliminary Proxy Statement on Form PRE 14A

Dear Sir or Madam:

Pursuant to Rule 14a-6(a) of Regulation 14A of the Securities Exchange Act of 1934, as amended, attached is the 2008 Preliminary Proxy Statement and Form of Proxy for Watson Wyatt Worldwide, Inc. No filing fees are required in connection with this filing pursuant to Rule 14a-6(i)(1) of the Securities Exchange Act of 1934, as amended. Please be advised that copies of the Definitive Proxy Statement and the Form of Proxy are being mailed to security-holders on or about Tuesday, October 14, 2008. Hard copies of the 2008 Annual Report to Shareholders will also be sent to the Commission on that date.

If you have any questions concerning this filing please contact me at 703-258-8000.

Sincerely,

/s/ Karl L. Chen

Karl L. Chen
Senior Counsel

Attachments:	Schedule 14A
Preliminary Proxy Statement
Form of Proxy